Consolidated Statement Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash Flows from Operating Activities
Net income	$ 108,743	$ 110,274	$ 99,317
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	34,638	33,499	30,601
Provision for uncollectible accounts receivable	16,319	14,247	13,173
Stock option expense	8,330	5,445	4,802
Provision/(benefit) for deferred income taxes (Note 11)	(6,707)	6,325	6,978
Amortization of restricted stock awards	1,855	2,107	2,471
Noncash early retirement expense	1,747
Noncash portion of long-term incentive compensation	1,301	6,644	2,569
Noncash directors' compensation	541	540	480
Amortization of debt issuance costs	519	523	826
Amortization of discount on convertible notes			3,392
Changes in operating assets and liabilities, excluding amounts acquired in business combinations:
Decrease/(increase) in accounts receivable	(42,142)	4,132	(45,785)
Decrease/(increase) in inventories	559	(142)	535
Decrease/(increase) in prepaid expenses	(253)	(1,290)	6,362
Increase/(decrease) in accounts payable and other current liabilities	891	476	(26,304)
Increase in income taxes	13,886	344	11,279
Increase in other assets	(5,224)	(47)	(4,769)
Increase in other liabilities	7,105	1,320	8,484
Excess tax benefit on share-based compensation	(7,195)	(14,042)	(5,172)
Other sources	480	1,145	1,040
Net cash provided by operating activities	135,393	171,500	110,279
Cash Flows from Investing Activities
Capital expenditures	(39,772)	(44,135)	(43,571)
Business combinations, net of cash acquired (Note 7)		(6,614)	(250)
Other sources/(uses)	(90)	432	294
Net cash used by investing activities	(39,862)	(50,317)	(43,527)
Cash Flows from Financing Activities
Proceeds from revolving line of credit	184,550	103,200	386,350
Payments on revolving line of credit	(159,550)	(153,200)	(336,350)
Purchases of treasury stock	(102,313)	(59,323)	(110,019)
Dividends paid	(16,439)	(15,605)	(14,255)
Capital stock surrendered to pay taxes on stock-based compensation	(8,772)	(15,734)	(7,524)
Proceeds from exercise of stock options (Note 4)	8,421	15,424	23,910
Payments on other long-term debt	(7,500)	(6,250)	(189,456)
Excess tax benefit on share-based compensation	7,195	14,042	5,172
Increase/(decrease) in cash overdrafts payable	(736)	(1,177)	9,714
Proceeds from other long-term debt			100,000
Retirement of warrants			(2,648)
Debt issuance costs			(914)
Other (uses)/sources	196	(1,965)	(1,018)
Net cash used by financing activities	(94,948)	(120,588)	(137,038)
Increase/ (decrease) in cash and cash equivalents	583	595	(70,286)
Cash and cash equivalents at beginning of year	14,727	14,132	84,418
Cash and cash equivalents at end of year	$ 15,310	$ 14,727	$ 14,132